UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parentheticals) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - Parentheticals [Abstract]
Dividend per common share paid	$ 0.34	$ 0.60